Property And Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment		$ 2,523	$ 7,527
Less accumulated depreciation, including accumulated depreciation for equipment purchased under capital leases of $13 and $206 at December 31, 2018 and 2017, respectively		(2,394)	(7,151)
Property, Plant and Equipment, Net, Total	$ 96	129	376
Capital leases		17	297
Accumulated depreciation for capital leases		13	206
Furniture And Fixtures [Member]
Property and equipment		182	185
Computer Equipment And Software [Member]
Property and equipment		1,555	6,556
Leasehold Improvements [Member]
Property and equipment		$ 786	$ 786